Other information about investments - Principal joint ventures, joint operations and associates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Abu Dhabi Oil Refining Co (Takreer)
Disclosure of detailed information about investments
Company name	Abu Dhabi Oil Refining Co (Takreer)
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Business segment	Refining & Marketing
% ownership interest	20.00%
Eni's % of the investment	20.00%	20.00%
Angola LNG Ltd
Disclosure of detailed information about investments
Company name	Angola LNG Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Angola
Business segment	Exploration & Production
% ownership interest	13.60%
Eni's % of the investment	13.60%	13.60%
Coral FLNG SA
Disclosure of detailed information about investments
Company name	Coral FLNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	25.00%
Eni's % of the investment	25.00%	25.00%
Damietta LNG (DLNG) SAE
Disclosure of detailed information about investments
Company name	Damietta LNG (DLNG) SAE
Registered office	Damietta (Egypt)
Country of operation	Egypt
Business segment	Global Gas & LNG Portfolio
% ownership interest	50.00%
Eni's % of the investment	50.00%
GreenStream BV
Disclosure of detailed information about investments
Company name	GreenStream BV
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Business segment	Global Gas & LNG Portfolio
% ownership interest	50.00%
Eni's % of the investment	50.00%
Raffineria di Milazzo ScpA
Disclosure of detailed information about investments
Company name	Raffineria di Milazzo ScpA
Registered office	Milazzo (ME) (Italy)
Country of operation	Italy
Business segment	Refining & Marketing
% ownership interest	50.00%
Eni's % of the investment	50.00%
Cardon IV SA
Disclosure of detailed information about investments
Company name	Cardón IV SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Business segment	Exploration & Production
% ownership interest	50.00%
Eni's % of the investment	50.00%	50.00%
Doggerbank Offshore Wind Farm Project 1 Holdco Ltd
Disclosure of detailed information about investments
Company name	Doggerbank Offshore Wind Farm Project 1 Holdco Ltd
Registered office	Reading (UK)
Country of operation	UK
Business segment	Plenitude
% ownership interest	20.00%
Eni's % of the investment	20.00%
Doggerbank Offshore Wind Farm Project 2 Holdco Ltd
Disclosure of detailed information about investments
Company name	Doggerbank Offshore Wind Farm Project 2 Holdco Ltd
Registered office	Reading (UK)
Country of operation	UK
Business segment	Plenitude
% ownership interest	20.00%
Eni's % of the investment	20.00%
Mozambique Rovuma Venture SpA
Disclosure of detailed information about investments
Company name	Mozambique Rovuma Venture SpA
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	35.71%
Eni's % of the investment	35.71%
Saipem SpA
Disclosure of detailed information about investments
Company name	Saipem SpA
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Italy
Business segment	Corporate and financial companies
% ownership interest	30.54%
Eni's % of the investment	31.20%	31.08%
Var Energi AS
Disclosure of detailed information about investments
Company name	Vår Energi AS
Registered office	Sandnes(Norway)
Country of operation	Norway
Business segment	Exploration & Production
% ownership interest	69.85%
Eni's % of the investment	69.85%	69.85%